Accrued Expenses - Related Party (Details Narrative) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Accounts payable	$ 741,111	$ 556,653
Accrued salaries and payroll taxes payable	221,774	237,404
Related Party [Member]
Accrued expenses, related party	36,808	252,607
Accounts payable	28,965	38,954
Accrued salaries and payroll taxes payable	$ 7,843	$ 213,653